Transamerica JPMorgan Asset Allocation - Conservative VP

SCHEDULE OF INVESTMENTS
At March 31, 2026
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 96.1%
International Equity Funds - 8.6%
Transamerica BlackRock Real Estate Securities VP, Initial Class (A)	191,102	$ 2,008,477
Transamerica Emerging Markets Equity, Class I2 (A)	1,035,586	11,577,852
Transamerica International Equity, Class I2 (A)	614,699	15,281,426
Transamerica International Focus, Class I2 (A)	1,532,187	9,836,641
Transamerica International Small Cap Value, Class I2 (A)	443,862	7,860,790
Transamerica International Stock, Class I2 (A)	754,434	11,225,984
		57,791,170
International Mixed Allocation Fund - 21.9%
Transamerica Aegon Bond VP, Initial Class (A)	15,434,839	146,322,273
U.S. Equity Funds - 23.6%
Transamerica Janus Mid-Cap Growth VP, Initial Class (A)	3,464	102,753
Transamerica JPMorgan Enhanced Index VP, Initial Class (A)	2,739,979	76,171,430
Transamerica Large Cap Value, Class I2 (A)	1,501,220	25,775,950
Transamerica Mid Cap Growth, Class I2 (A)	16,294	136,051
Transamerica Mid Cap Value Opportunities, Class I2 (A)	1,113	11,037
Transamerica Small Cap Value, Class I2 (A)	73,770	404,999
Transamerica T. Rowe Price Small Cap VP, Initial Class (A)	23,247	268,735
Transamerica WMC US Growth VP, Initial Class (A)	1,457,299	55,173,342
		158,044,297
U.S. Fixed Income Funds - 42.0%
Transamerica Aegon Core Bond VP, Initial Class (A)	9,210,077	100,758,243
Transamerica Core Bond, Class I2 (A)	13,325,917	114,336,367
Transamerica Floating Rate, Class I2 (A)	866,141	7,509,442
Transamerica High Yield Bond, Class I2 (A)	4,704,730	38,014,215
Transamerica Long Credit, Class I2 (A)	1,182,613	10,903,691
Transamerica Strategic Income, Class I2 (A)	1,108,179	9,508,177
		281,030,135
Total Investment Companies (Cost $632,535,286)		643,187,875
	Shares	Value
EXCHANGE-TRADED FUNDS - 2.0%
U.S. Equity Fund - 1.0%
Transamerica Large Value Active ETF (A)(B)	267,095	$ 6,703,176
U.S. Fixed Income Fund - 1.0%
Transamerica Bond Active ETF (A)(B)	269,999	6,741,605
Total Exchange-Traded Funds (Cost $13,442,570)		13,444,781

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 1.7%
U.S. Treasury - 1.7%
U.S. Treasury Notes
4.13%, 01/31/2027 (C)	$ 11,442,000	11,477,309
Total U.S. Government Obligation (Cost $11,496,340)		11,477,309
REPURCHASE AGREEMENT - 0.1%
Fixed Income Clearing Corp., 1.35% (D), dated 03/31/2026, to be repurchased at $949,138 on 04/01/2026. Collateralized by a U.S. Government Obligation, 3.75%, due 06/30/2027, and with a value of $968,269.	949,103	949,103
Total Repurchase Agreement (Cost $949,103)		949,103
Total Investments (Cost $658,423,299)		669,059,068
Net Other Assets (Liabilities) - 0.1%		520,279
Net Assets - 100.0%		$ 669,579,347
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Canadian Government Bonds	112	06/19/2026	$9,758,123	$9,662,224	$—	$(95,899)
10-Year Japan Government Bonds	13	06/15/2026	10,804,355	10,674,081	—	(130,274)
CAD Currency	94	06/16/2026	6,941,724	6,768,000	—	(173,724)
E-Mini Russell 2000® Index	74	06/18/2026	9,329,792	9,295,140	—	(34,652)
Euro-BTP Italy Government Bonds	169	06/08/2026	23,419,341	22,713,983	—	(705,358)
FTSE 100 Index	25	06/19/2026	3,449,170	3,374,850	—	(74,320)
Hong Kong Hang Seng Index	100	04/29/2026	15,868,923	15,785,211	—	(83,712)
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Conservative VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
FUTURES CONTRACTS (continued):

Long Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI EAFE Index	18	06/19/2026	$2,657,330	$2,610,990	$—	$(46,340)
MSCI Emerging Markets Index	155	06/19/2026	11,365,766	11,273,150	—	(92,616)
S&P Midcap 400® E-Mini Index	29	06/18/2026	9,828,107	9,849,850	21,743	—
S&P/TSX 60 Index	37	06/18/2026	9,935,474	10,148,602	213,128	—
TOPIX Index	43	06/11/2026	9,697,332	9,493,841	—	(203,491)
U.K. Gilt	445	06/26/2026	54,636,191	51,708,503	—	(2,927,688)
Total					$234,871	$(4,568,074)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Australia Treasury Bonds	(202)	06/15/2026	$(15,137,327)	$(15,017,638)	$119,689	$—
10-Year U.S. Treasury Notes	(398)	06/18/2026	(44,218,664)	(44,196,656)	22,008	—
30-Year Euro BUXL	(71)	06/08/2026	(9,158,410)	(9,048,527)	109,883	—
EURO STOXX 50® Index	(209)	06/19/2026	(13,610,259)	(13,274,420)	335,839	—
German Euro Bund	(157)	06/08/2026	(23,115,086)	(22,754,333)	360,753	—
S&P 500® E-Mini Index	(17)	06/18/2026	(5,460,000)	(5,585,137)	—	(125,137)
S&P/ASX 200 Index	(100)	06/18/2026	(15,031,272)	(14,683,865)	347,407	—
Total					$1,295,579	$(125,137)
Total Futures Contracts					$1,530,450	$(4,693,211)
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$643,187,875	$—	$—	$643,187,875
Exchange-Traded Funds	13,444,781	—	—	13,444,781
U.S. Government Obligation	—	11,477,309	—	11,477,309
Repurchase Agreement	—	949,103	—	949,103
Total Investments	$656,632,656	$12,426,412	$—	$669,059,068
Other Financial Instruments
Futures Contracts (F)	$1,530,450	$—	$—	$1,530,450
Total Other Financial Instruments	$1,530,450	$—	$—	$1,530,450
LIABILITIES
Other Financial Instruments
Futures Contracts (F)	$(4,693,211)	$—	$—	$(4,693,211)
Total Other Financial Instruments	$(4,693,211)	$—	$—	$(4,693,211)
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Conservative VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Affiliated investment in another fund within Transamerica Funds, and/or a liquidating trust of a former Transamerica Fund and/or affiliated investment within Transamerica Series Trust, and/or affiliated investment within Transamerica Sponsored ETFs. The Portfolio’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2026	Shares as of March 31, 2026	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon Bond VP, Initial Class	$156,851,917	$—	$(10,218,659)	$8,471	$(319,456)	$146,322,273	15,434,839	$—	$—
Transamerica Aegon Core Bond VP, Initial Class	100,942,445	—	—	—	(184,202)	100,758,243	9,210,077	—	—
Transamerica BlackRock Real Estate Securities VP, Initial Class	1,981,723	—	—	—	26,754	2,008,477	191,102	—	—
Transamerica Bond Active ETF	—	6,716,910	—	—	24,695	6,741,605	269,999	—	—
Transamerica Core Bond, Class I2	132,620,687	1,296,132	(18,228,844)	(523,886)	(827,722)	114,336,367	13,325,917	1,296,131	—
Transamerica Emerging Markets Equity, Class I2	11,184,329	—	—	—	393,523	11,577,852	1,035,586	—	—
Transamerica Floating Rate, Class I2	7,511,900	125,861	—	—	(128,319)	7,509,442	866,141	125,861	—
Transamerica High Yield Bond, Class I2	38,328,133	666,125	—	—	(980,043)	38,014,215	4,704,730	666,125	—
Transamerica International Equity, Class I2	15,336,749	—	—	—	(55,323)	15,281,426	614,699	—	—
Transamerica International Focus, Class I2	10,480,159	—	—	—	(643,518)	9,836,641	1,532,187	—	—
Transamerica International Small Cap Value, Class I2	7,807,527	—	—	—	53,263	7,860,790	443,862	—	—
Transamerica International Stock, Class I2	11,286,338	—	—	—	(60,354)	11,225,984	754,434	—	—
Transamerica Janus Mid- Cap Growth VP, Initial Class	109,369	—	—	—	(6,616)	102,753	3,464	—	—
Transamerica JPMorgan Enhanced Index VP, Initial Class	80,089,601	—	—	—	(3,918,171)	76,171,430	2,739,979	—	—
Transamerica Large Cap Value, Class I2	35,455,622	67,079	(9,815,870)	2,171,891	(2,102,772)	25,775,950	1,501,220	67,079	—
Transamerica Large Value Active ETF	—	6,725,660	—	—	(22,484)	6,703,176	267,095	—	—
Transamerica Long Credit, Class I2	11,011,246	140,395	—	—	(247,950)	10,903,691	1,182,613	140,395	—
Transamerica Mid Cap Growth, Class I2	143,710	—	—	—	(7,659)	136,051	16,294	—	—
Transamerica Mid Cap Value Opportunities, Class I2	11,048	—	—	—	(11)	11,037	1,113	—	—
Transamerica Small Cap Value, Class I2	379,179	—	—	—	25,820	404,999	73,770	—	—
Transamerica Strategic Income, Class I2	9,554,891	162,532	—	—	(209,246)	9,508,177	1,108,179	162,532	—
Transamerica T. Rowe Price Small Cap VP, Initial Class	270,130	—	—	—	(1,395)	268,735	23,247	—	—
Transamerica WMC US Growth VP, Initial Class	59,220,583	1,692,134	—	—	(5,739,375)	55,173,342	1,457,299	—	—
Total	$690,577,286	$17,592,828	$(38,263,373)	$1,656,476	$(14,930,561)	$656,632,656	56,757,846	$2,458,123	$—
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Conservative VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)

(B)	The shareholder reports for Transamerica Sponsored ETFs can be found at the following location: Mutual fund prospectuses and reports | Transamerica.
(C)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of the securities is $10,655,782.
(D)	Rate disclosed reflects the yield at March 31, 2026.
(E)
There were no transfers in or out of Level 3 during the period ended March 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(F)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
CAD	Canadian Dollar
PORTFOLIO ABBREVIATION(S):
ASX	Australian Securities Exchange
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
BUXL	Bundesanleihen (German Long-Term Debt)
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Conservative VP

NOTES TO SCHEDULE OF INVESTMENTS
At March 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica JPMorgan Asset Allocation - Conservative VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at March 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Conservative VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust